BORROWINGS - Currency Concentration of Total Borrowings (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 2,361	€ 2,253	€ 2,151	€ 2,127
U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	1,597		1,408
Euro
Disclosure of detailed information about borrowings [line items]
Borrowings	746		726
Other currencies
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 18		€ 17